FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2019 and 2018:

		At December 31, 2019
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		897,946	—	—	897,946
Investments and other financial assets - Liberty Media Shares	16	7,674	—	—	7,674
Current financial assets	19	—	9,423	—	9,423
Total assets		905,620	9,423	—	915,043
Other financial liabilities	19	—	14,791	—	14,791
Total liabilities		—	14,791	—	14,791

		At December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		793,664	—	—	793,664
Investments and other financial assets - Liberty Media Shares	16	5,142	—	—	5,142
Current financial assets	19	—	6,788	—	6,788
Total assets		798,806	6,788	—	805,594
Other financial liabilities	19	—	11,342	—	11,342
Total liabilities		—	11,342	—	11,342

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2019 and 2018:

		At December 31, 2019
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		897,946	—	—	897,946
Investments and other financial assets - Liberty Media Shares	16	7,674	—	—	7,674
Current financial assets	19	—	9,423	—	9,423
Total assets		905,620	9,423	—	915,043
Other financial liabilities	19	—	14,791	—	14,791
Total liabilities		—	14,791	—	14,791

		At December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		793,664	—	—	793,664
Investments and other financial assets - Liberty Media Shares	16	5,142	—	—	5,142
Current financial assets	19	—	6,788	—	6,788
Total assets		798,806	6,788	—	805,594
Other financial liabilities	19	—	11,342	—	11,342
Total liabilities		—	11,342	—	11,342

Disclosure of carrying amount and fair value of financial assets and liabilities
The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2019		2018
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities		966,448	966,448	878,496	878,496
Client financing		950,842	950,842	851,209	851,209
Dealer financing	18	15,606	15,606	27,287	27,287
Total		966,448	966,448	878,496	878,496

Debt	24	2,089,737	2,103,871	1,927,167	1,921,937